CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 14	$ 35
Accounts receivable, net of allowance for doubtful accounts of $279 and $95 at December 31, 2016 and 2015, respectively	0	190
Inventory, net of reserves of $278 and $118 at December 31, 2016 and 2015, respectively	773	1,119
Other current assets	259	780
Total current assets	1,046	2,124
Property and equipment, net	126	318
Other assets	320	73
Total noncurrent assets	446	391
TOTAL ASSETS	1,492	2,515
CURRENT LIABILITIES:
Notes payable in default, including related parties	1,008	133
Short-term note payable	197	704
Convertible note in default	2,361	0
Short-term convertible notes payable, net	468	686
Accounts payable	2,600	1,824
Accrued liabilities	2,670	1,907
Deferred revenue	34	217
Total current liabilities	9,338	5,471
Warrants, at fair value	1,420	2,606
TOTAL LIABILITIES	10,758	8,077
STOCKHOLDERS' EQUITY :
Series C convertible preferred stock, $.001 par value; 9.0 shares authorized, 1.6 and 5.6 shares issued and outstanding as of December 31, 2016 and 2015, respectively. (Liquidation preference of $1,643 and $5,555 at December 31, 2016 and 2015, respectively)	601	2,052
Series C convertible preferred stock, $.001 par value; 9.0 shares authorized, 5.6 shares issued and outstanding as of December 31, 2015 and none authorized or issued and outstanding at December 31, 2014. (Liquidation preference of $5,555 at December 31, 2015 and none at December 31, 2014).	701	0
Common stock, $.001 par value; 1,000,000 shares authorized, 669 and 3 shares issued and outstanding as of December 31, 2016 and 2015, respectively	742	236
Additional paid-in capital	116,380	114,845
Treasury stock, at cost	(132)	(132)
Accumulated deficit	(127,558)	(122,563)
TOTAL STOCKHOLDERS’ DEFICIT	(9,266)	(5,562)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,492	$ 2,515